Related-Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of Disclosure of Significant Entities Owning Voting and Restricted Stock
The following lists the most significant entities where the Company owns 100% of the voting and restricted securities.

Name	Jurisdiction of Incorporation
Cardno Consulting, LLC	Delaware, United States
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
Stantec Australia Holdings No.1 Pty Ltd	Australia
Stantec Australia Pty Ltd	Australia
Stantec Consulting Caribbean Ltd.	Barbados
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware V LLC	Delaware, United States
Stantec Delaware VI LLC	Delaware, United States
Stantec Global Capital Limited	United Kingdom
Stantec Holdings GP ULC	Canada
Stantec Holdings LP	Canada
Stantec Holdings ULC	Canada
Stantec International Consulting, Inc.	Delaware, United States
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec US Insurance Group, Inc.	Arizona, United States
Stantec UK Limited	United Kingdom

Schedule of Structured Entities
The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation
Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Canada
Stantec International Inc.	Pennsylvania, United States

Schedule of Joint Operations
The Company also conducted its business through the following significant joint operations.

Name	Ownership Interests	Jurisdiction
Starr ll, a Joint Venture	37.5%	United States
WSM Pacific SIOP, a Joint Venture	32%	United States
Better Together, a Joint Venture	10%	Australia

Schedule of Transactions with Joint Ventures	The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2024			For the year ended December 31, 2023
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $
Joint ventures	143.0	0.9	24.5	96.3	0.8	16.7

Schedule of Compensation of Key Management Personnel and Directors of the Company

	For the year ended December 31,
	2024	2023
	$	$
Salaries and other short-term employment benefits	18.0	15.5
Directors’ fees	1.2	0.7
Share-based compensation	20.1	36.8
Total compensation	39.3	53.0